Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Fiscal Year
2025	$ 185
2026	169
Total operating lease payments	354
Less: imputed interest	(71)
Present value of operating lease liabilities	$ 283	$ 422